Geographical Breakdown of Gross Written Premium (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross Written Premium [Line Items]
Amount	$ 477.3	$ 116.1
Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	100.00%	100.00%
Texas
Gross Written Premium [Line Items]
Amount	$ 139.2	$ 43.9
Texas | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	29.20%	37.80%
California
Gross Written Premium [Line Items]
Amount	$ 85.2	$ 10.4
California | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	17.90%	9.00%
Florida
Gross Written Premium [Line Items]
Amount	$ 26.8	$ 7.3
Florida | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	5.60%	6.30%
Georgia
Gross Written Premium [Line Items]
Amount	$ 22.0	$ 4.7
Georgia | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	4.60%	4.00%
Illinois
Gross Written Premium [Line Items]
Amount	$ 19.1	$ 4.9
Illinois | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	4.00%	4.20%
Colorado
Gross Written Premium [Line Items]
Amount	$ 13.6	$ 2.5
Colorado | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	2.80%	2.20%
Missouri
Gross Written Premium [Line Items]
Amount	$ 13.0	$ 3.4
Missouri | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	2.70%	2.90%
Arizona
Gross Written Premium [Line Items]
Amount	$ 11.4	$ 1.6
Arizona | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	2.40%	1.40%
Ohio
Gross Written Premium [Line Items]
Amount	$ 10.5	$ 3.0
Ohio | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	2.20%	2.60%
New Jersey
Gross Written Premium [Line Items]
Amount	$ 10.4	$ 3.4
New Jersey | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	2.20%	2.90%
Other
Gross Written Premium [Line Items]
Amount	$ 126.1	$ 31.0
Other | Geographic Concentration Risk | Gross written premium
Gross Written Premium [Line Items]
Concentration risk, percentage	26.40%	26.70%